Expected Annual Amortization Expense Related to Acquired Intangible Assets (Detail) (USD $) In Millions, unless otherwise specified	Sep. 29, 2012
Expected Amortization Expense [Line Items]
2013	$ 673
2014	737
2015	753
2016	758
2017	635
Thereafter	568
Total	$ 4,124